United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, TX 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, TX 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to resp ond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.43%
Federal Farm Credit Bank,
0.543%, Due 10/3/2016 A	$5,000,000	$5,000,000
0.45%, Due 10/18/2016	3,000,000	2,999,763
0.46%, Due 3/30/2017 A	5,000,000	5,000,260
0.53%, Due 6/27/2017 A	5,000,000	5,001,205
0.656%, Due 10/6/2017 A	10,000,000	10,014,600
0.605%, Due 10/25/2017 A	10,000,000	10,008,880
0.653%, Due 12/4/2017 A	5,000,000	5,007,175
0.552%, Due 12/8/2017 A	7,500,000	7,501,500
0.561%, Due 1/17/2018 A	15,000,000	15,004,410
0.575%, Due 2/2/2018 A	5,000,000	5,002,490
0.593%, Due 2/9/2018 A	10,000,000	10,008,780
0.696%, Due 2/23/2018 A	17,000,000	17,030,736
0.555%, Due 2/26/2018 A	5,000,000	5,000,655
0.580%, Due 4/16/2018 A	5,000,000	5,001,195
0.792%, Due 5/9/2018 A	5,000,000	5,013,535
Federal Home Loan Bank,
0.40%, Due 10/3/2016	5,000,000	5,000,000
0.441%, Due 10/7/2016	5,000,000	4,999,895
0.475%, Due 10/7/2016	10,000,000	10,000,290
0.42%, Due 10/12/2016	22,700,000	22,698,910
0.429%, Due 10/14/2016	10,000,000	9,999,420
0.38%, Due 10/21/2016	9,500,000	9,499,098
0.464%, Due 10/28/2016	5,000,000	4,999,340
0.445%, Due 11/2/2016	5,000,000	4,999,085
0.43%, Due 11/4/2016	10,000,000	9,998,040
0.445%, Due 11/9/2016	5,000,000	4,998,870
0.445%, Due 11/14/2016	5,000,000	4,998,715
0.53%, Due 11/16/2016	10,000,000	9,997,310
0.395%, Due 12/6/2016	15,100,000	15,093,024
0.38%, Due 12/21/2016	10,000,000	9,994,290
0.45%, Due 1/23/2017	6,340,000	6,334,674
0.455%, Due 2/1/2017	15,000,000	14,983,365
0.48%, Due 2/17/2017	5,500,000	5,493,092
0.482%, Due 3/8/2017	5,000,000	4,991,550
0.522%, Due 3/10/2017	25,400,000	25,356,515
0.51%, Due 3/22/2017	10,000,000	9,981,580
0.448%, Due 3/24/2017	30,000,000	29,944,110
0.46%, Due 3/29/2017	5,000,000	4,990,410
0.551%, Due 4/21/2017 A	5,000,000	5,003,110
0.816%, Due 6/21/2017 A	10,000,000	10,020,590
0.834%, Due 9/29/2017 A	10,000,000	10,024,700
0.607%, Due 10/20/2017 A	10,000,000	10,009,200
0.645%, Due 10/25/2017 A	10,000,000	10,019,130
0.677%, Due 10/30/2017 A	5,000,000	5,009,005
0.665%, Due 2/26/2018 A	5,000,000	5,002,575
0.718%, Due 5/4/2018 A	8,410,000	8,425,929

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value

Federal Home Loan Mortgage Corp.,
0.455%, Due 2/7/2017	$10,000,000	$9,988,360
0.475%, Due 2/28/2017	7,500,000	7,489,823
0.472%, Due 3/3/2017	10,000,000	9,983,640
0.520%, Due 3/10/2017	15,000,000	14,974,320
0.50%, Due 3/21/2017	10,000,000	9,981,690
0.562%, Due 4/27/2017 A	5,000,000	5,004,915
Federal National Mortgage Association,
0.587%, Due 10/21/2016 A	5,000,000	5,000,755
0.540%, Due 8/16/2017 A	5,000,000	5,001,360
0.533%, Due 10/5/2017 A	5,000,000	5,001,600
0.635%, Due 1/11/2018 A	10,000,000	10,020,250
0.811%, Due 3/21/2018 A	15,000,000	15,046,110

Total U.S. Government Agency Obligations (Cost $502,526,013)		502,953,829

U.S. TREASURY OBLIGATIONS - 1.57%
U.S. Treasury Bills,
0.476%, Due 2/23/2017	10,000,000	9,986,230
0.511%, Due 3/9/2017	10,000,000	9,982,770

Total U.S. Treasury Obligations (Cost $19,958,301)		19,969,000

	Shares
INVESTMENT COMPANIES - 7.29%
Blackrock Liquidity Fed Fund, Institutional Class	30,000,000	30,000,000
Deutsche Government Cash Fund, Institutional Class	26,150,263	26,150,263
Morgan Stanley Government Portfolio, Institutional Class	16,880,287	16,880,287
RBC U.S. Government Money Market Fund, Institutional Class	20,000,000	20,000,000

Total Investment Companies (Cost $93,030,550)		93,030,550

	Principal Amount

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 51.75%
BNP Paribas Securities Corp., 0.50%, Acquired 9/30/2016, Due 10/3/2016, at $175,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $94,490,392, 0.00% – 3.125%, Due 10/31/2016 – 2/15/2045 and U.S. Government Agency Obligations valued at $84,012,648, 2.00% – 7.00%, Due 2/01/2017 – 9/20/2046)	$175,000,000	175,000,000
Credit Agricole CIB, 0.45%, Acquired 9/30/2016, Due 10/3/2016, at $160,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $166,400,400, 0.00% - 3.625%, Due 9/30/2018 - 8/15/2044)A	160,000,000	160,000,000
Goldman Sachs & Co., 0.50%, Acquired 9/30/2016, Due 10/3/2016, at $75,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $76,519,492, 4.00%, Due 4/01/2042 - 6/1/2046)	75,000,000	75,000,000

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Fair Value

RBC Capital Markets LLC, 0.45%, Acquired 9/30/2016, Due 10/3/2016, at $200,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $204,015,464, 1.875% - 9.50%, Due 12/01/2017 - 10/01/2046)B	$200,000,000	$200,000,000
TD Securities (USA) LLC, 0.42%, Acquired 9/30/16, Due 10/5/2016, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations valued at $51,000,000, 1.875% - 3.00%, Due 8/31/2016 - 11/15/2044) A B	50,000,000	50,000,000

Total Government Agency Repurchase Agreements (Cost $660,000,000)		660,000,000

TOTAL INVESTMENTS - 100.04% (Cost $1,275,514,864)		$1,275,953,379
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(507,251)

TOTAL NET ASSETS - 100.00%		$1,275,446,128

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Variable rate.
B	LLC - Limited Liability Company.

AMERICAN BEACON SELECT FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of September 30, the Trust consists of one active series which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Government Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

The Fund values its investments and computes the net asset value per share at the close of the New York Stock Exchange (the “Exchange”) normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

The Fund’s investments are summarized by level based on the inputs used to determine their values. At September 30, 2016, the investments were classified as described below:

Government Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$502,953,829	$—	$502,953,829
U.S. Treasury Obligations	—	19,969,000	—	19,969,000
Investment Companies	93,030,550	—	—	93,030,550
Government Agency Repurchase Agreements	—	660,000,000	—	660,000,000

Total Investments in Securities	$93,030,550	$1,182,922,829	$—	$1,275,953,379

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Fund’s asset and liabilities. During the period ended September 30, 2016, there were no transfers between levels.

Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between the Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement the Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by the Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of September 30, 2016, the Fund had investments in repurchase agreement with a gross value of $660,000,000 as disclosed in the Schedule of Investments. The value of the related collateral disclosed on the Schedule of Investments exceeded the value of the repurchase agreement at period end.

Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. There were no restricted securities outstanding at the period ended September 30, 2016.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable.

Principal Risks

In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service.

As of September 30, 2016, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended September 30, 2016 the Funds did not have capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2016

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 29, 2016